PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

7.              PROPERTY AND EQUIPMENT, NET

Property and equipment, including those held under capital leases, consists of the following:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

At cost:
Optical fibers	13,100	13,100	2,081
Computer equipment	360,827	354,697	56,356
Furniture and fixtures	6,802	7,172	1,140
Leasehold improvements	3,944	4,446	706
Motor vehicles	3,098	3,098	492

	387,771	382,513	60,775
Less: accumulated depreciation	(217,121)	(227,558)	(36,155)
Less: accumulated impairment	(199)	(52)	(8)

	170,451	154,903	24,612

For the years ended December 31, 2009, 2010 and 2011, depreciation expenses (excluding Shanghai JNet) were RMB56,239,000, RMB57,755,000 and RMB67,345,000 (US$ 10,699,000), respectively, and were included in the following captions:

	For the years ended December 31,
	2009	2010	2011
	RMB’000	RMB’000	RMB’000	US$’000

Cost of revenue	54,784	55,950	63,318	10,060
Sales and marketing expenses	204	772	855	136
General and administrative expenses	1,076	847	1,073	170
Research and development expenses	175	186	2,099	333

	56,239	57,755	67,345	10,699

The Company accounted for the leases of certain computer equipment and optical fibers as capital leases as the respective lease contracts included a bargain purchase option. The carrying amounts of the Company’s property and equipment held under capital leases at respective balance sheet dates were as follows:

	December 31,
	2010	2011
	RMB’000	RMB’000	US$’000

Optical fibers	13,100	13,100	2,081
Computer equipment	50,970	47,243	7,506

	64,070	60,343	9,587
Less: accumulated depreciation	(25,711)	(31,443)	(4,996)

	38,359	28,900	4,591

Depreciation of computer equipment and optical fibers under capital leases was RMB7,836,000, RMB8,928,000 and RMB8,988,000 (US$1,428,000) for the years ended December 31, 2009, 2010 and 2011, respectively.